UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street Worcester, MA	01608
(Address of principal executive offices)	(Zip code)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

1.	Schedule of Investments

September 30, 2007

(Unaudited)

	Number of Shares	Series Q (Qualified)		% of Net Assets	Number of Shares	Series N (Non-Qualified)		% of Net Assets
Securities of Unaffiliated Companies		Cost	Market Value			Cost	Market Value
Common Stocks
Aerospace & Military Technology
United Technologies Corporation	790	$49,656	$63,579	2.0%	370	$20,285	$29,777	2.0%

Beverages
Diageo Capital PLC	470	39,689	41,233		225	19,000	19,739
PepsiCo, Inc.	800	47,310	58,608		380	20,367	27,838

		86,999	99,841	3.1%		39,367	47,577	3.2%

Broadcasting & Media
News Corporation	1,500	30,232	32,985	1.0%	710	14,210	15,613	1.0%

Computer Systems & Services
Adobe Systems, Inc. *	980	38,748	42,787		460	17,665	20,083
Apple, Inc. *	220	15,460	33,779		100	7,235	15,354
Automatic Data Processing, Inc.	270	11,300	12,401		130	5,530	5,971
Citrix Systems, Inc. *	490	16,415	19,757		230	7,755	9,273
Dell, Inc. *	920	23,820	25,392		430	11,053	11,868
eBay, Inc. *	650	20,140	25,363		310	9,852	12,096
Electronic Arts, Inc. *	260	14,048	14,557		120	6,503	6,719
EMC Corporation *	1,420	21,731	29,536		670	10,431	13,936
Google, Inc.	115	46,534	65,236		50	21,160	28,363
International Game Technology	440	18,482	18,964		210	8,188	9,051
Microsoft Corporation	2,260	62,850	66,580		1,060	29,037	31,227
Network Appliance, Inc. *	880	27,869	23,681		430	13,505	11,571
Oracle Corporation *	5,080	88,116	109,982		2,410	36,762	52,176

		405,513	488,015	15.5%		184,676	227,688	15.1%

Conglomerate
CR Bard	100	8,243	8,819
Danaher Corporation	610	43,698	50,453		292	20,889	24,151
General Electric Company	2,000	69,685	82,800		952	33,373	39,413

		121,626	142,072	4.5%		54,262	63,564	4.2%

Consumer Goods & Services
Altria Group, Inc.	230	14,473	15,992		110	6,756	7,648
Bayer AG	220	15,579	17,427		110	7,861	8,713
Carmax, Inc.	900	22,424	18,297		500	12,436	10,165
Colgate-Palmolive Company	330	21,995	23,535		160	9,984	11,411
Comcast Corporation *	1,220	35,223	29,500		575	16,704	13,903
NIKE, Inc.	560	25,289	32,850		263	11,749	15,427
Procter & Gamble Company	990	55,696	69,637		470	27,401	33,059

		190,679	207,238	6.6%		92,891	100,326	6.7%

Education
Apollo Group, Inc. *	300	15,681	18,045	0.6%	130	6,700	7,819	0.5%

Energy Services
Exxon Mobil Corporation	490	36,333	45,354		225	16,607	20,826
Halliburton Company	840	30,285	32,256		400	14,428	15,360
Hess Corporation	290	17,055	19,294		140	8,233	9,314
Noble Corporation	640	27,580	31,392		310	13,287	15,206
Schlumberger Limited	160	11,038	16,800		80	5,480	8,400
Praxair, Inc.	440	27,291	36,854		208	13,007	17,422
Weatherford International Limited *	250	14,849	16,795		120	7,103	8,061

		164,431	198,745	6.3%		78,145	94,589	6.3%

1.	Schedule of Investments (continued)

September 30, 2007

(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued
Financial Institutions
American Express Company	780	$41,806	$46,308		360	$19,105	$21,373
Bank of New York Company, Inc.	624	27,867	27,543		291	13,038	12,845
Charles Schwab Corporation	1,480	28,555	31,968		690	12,513	14,904
Commerce Bancorp, Inc.	400	14,965	15,512		200	7,476	7,756
Fidelity National Info. Services, Inc.	390	18,407	17,304		190	9,111	8,430
Franklin Resources, Inc.	70	9,320	8,925		30	3,994	3,825
Moody’s Corporation	320	18,151	16,128		150	8,444	7,560
Morgan Stanley	310	20,825	19,530		150	8,629	9,450
UBS AG	890	52,884	47,393		420	24,912	22,365
State Street Corporation	810	54,933	55,210		380	24,910	25,900
Western Union Company	1,250	25,999	26,213		590	12,618	12,372

		313,712	312,034	9.9%		144,750	146,780	9.7%

Food Services
Nestle SA	505	46,354	56,522		240	21,871	26,861
General Mills, Inc.	270	15,712	15,663		130	7,524	7,541

		62,066	72,185	2.3%		29,395	34,402	2.3%

Health Services
UnitedHealth Group, Inc.	400	24,692	19,372	0.6%	190	11,998	9,201	0.6%

Insurance
Aflac, Inc.	500	26,866	28,520	0.9%	240	12,909	13,689	0.9%

Leisure & Tourism
Royal Caribbean Cruises Limited	700	28,599	27,321	0.8%	330	13,523	12,880	0.9%

Machinery
Rockwell Automation, Inc.	370	22,540	25,719	0.8%	180	10,884	12,512	0.8%

Manufacturing
Precision Castparts Corporation	80	8,019	11,838	0.4%	30	3,309	4,439	0.3%

Medical & Health Products
Advanced Medical Optics *	980	41,862	29,978		460	19,641	14,071
Allergan, Inc.	470	25,949	30,301		220	12,168	14,183
Amgen, Inc. *	810	56,801	45,822		380	24,739	21,496
Cardinal Health, Inc.	260	18,735	16,258		120	8,668	7,503
Celgene Corporation *	380	18,938	27,098		180	8,756	12,836
DENTSPLY International, Inc.	310	9,865	12,908		150	4,742	6,246
Genentech, Inc. *	215	15,750	16,774		100	7,319	7,802
Genzyme Corporation *	950	62,647	58,862		442	26,936	27,386
Johnson & Johnson	870	54,053	57,159		413	25,186	27,134
Medtronic, Inc.	1,390	75,152	78,410		660	34,900	37,230
Millipore Corporation *	320	23,710	24,256		148	10,969	11,218
Novartis AG	430	23,677	23,633		200	11,007	10,992
ResMed, Inc.	375	16,062	16,076		177	7,668	7,588
Roche Holdings AG	720	59,359	65,053		340	27,965	30,720
Wyeth Company	995	50,892	44,327		470	22,495	20,938

		553,452	546,915	17.3%		253,159	257,343	17.1%

Semiconductors
Intel Corporation	3,910	92,235	101,113		1,780	41,389	46,031
KLA- Tencor Corporation	580	31,015	32,352		270	14,436	15,060
National Semiconductor	600	15,337	16,272		300	7,666	8,136
Taiwan Semiconductor	3,514	37,428	35,561		1,656	17,652	16,758

		176,015	185,298	5.9%		81,143	85,985	5.7%

1.	Schedule of Investments (continued)

September 30, 2007

(Unaudited)

	Number Of Shares	Series Q (Qualified)		% of Net Assets	Number Of Shares	Series N (Non-Qualified)		% of Net Assets
		Cost	Market Value			Cost	Market Value
Common Stocks-Continued
Stores
Coach, Inc.	1,000	$46,609	$47,270		500	$23,305	$23,635
CVS/Caremark Corporation	1,480	50,096	58,652		700	23,041	27,741
Family Dollar Stores	890	27,253	23,638		420	12,785	11,155
Lowe’s Companies, Inc.	830	25,676	23,257		400	12,376	11,208
Nordstrom, Inc.	480	23,849	22,507		227	11,298	10,664
Staples, Inc.	1,920	49,359	41,261		905	22,271	19,448
Target Corporation	780	41,338	49,585		367	16,643	23,330
WW Grainger, Inc.	250	19,535	22,798		120	9,468	10,943

		283,715	288,968	9.2%		131,187	138,124	9.2%

Telecommunications
Amdocs Limited *	1,790	59,130	66,570		845	26,523	31,425
America Movil SA	790	32,687	50,560		370	14,932	23,680
Cisco Systems, Inc. *	2,810	60,242	93,039		1,330	26,999	44,036
Jupiter Networks *	360	8,696	13,180		170	4,149	6,223
Qualcomm, Inc.	410	16,087	17,327		190	7,243	8,029

		176,842	240,676	7.6%		79,846	113,393	7.5%

Transportation
FedEx Corporation	170	20,100	17,807		80	8,928	8,380
United Parcel Service	300	21,270	22,530		140	9,928	10,514

		41,370	40,337	1.3%		18,856	18,894	1.2%

Total Common Stocks		2,782,705	3,049,703	96.6%		1,281,495	1,434,595	95.2%

Total Investments		$2,782,705	$3,049,703	96.6%		$1,281,495	$1,434,595	95.2%

Other Assets Less Liabilities			107,257	3.4%			72,122	4.8%

Total Net Assets			$3,156,960	100.0%			$1,506,717	100.0%

*	Non – income producing security.

Item 2.	Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity
Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 19, 2007